Staff costs and Directors' remuneration	12 Months Ended
Dec. 31, 2021
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Staff costs and Directors' remuneration
4. Staff costs and Directors’ remuneration

	2021 $m	2020 $m	2019 $m
Staff costs
Wages and salaries	1,315	1,233	1,982
Social security costs	86	86	131
Pension and other post-retirement benefits:
Defined benefit plans (note 27)	2	3	3
Defined contribution plans	41	36	64
	1,444	1,358	2,180

Analysed as:
Costs borne by IHG a	569	500	735
Costs borne by the System Fund b	304	242	313
Costs reimbursed	571	616	1,132
	1,444	1,358	2,180

a	Included $27m in 2020 classified as exceptional relating to reorganisation programmes and $9m in 2019 classified as exceptional relating to the comprehensive efficiency programme completed in 2019.

b	Included $20m in 2020 relating to the 2020 corporate reorganisation programme and $8m in 2019 relating to the comprehensive efficiency programme completed in 2019.
Staff costs are presented net of government support income of $23m (2020: $36m). $12m (2020: $28m) relates principally to employee costs at certain of the Group’s leased hotels and $11m (2020: $8m) relates to ongoing support received in the form of tax credits which relate to the Group’s corporate office presence in certain countries. The income has been recognised as a reduction to the payroll costs that the grants and credits are intended to compensate. There are no unfulfilled conditions or other contingencies attached to these grants.

	2021	2020	2019
Monthly average number of employees, including part-time employees
Employees whose costs are borne by IHG:
Americas	1,481	1,931	2,170
EMEAA	2,808	4,088	5,227
Greater China	299	314	339
Central	1,425	1,813	1,900
	6,013	8,146	9,636
Employees whose costs are borne by the System Fund	4,508	4,686	4,800
Employees whose costs are reimbursed	11,807	15,980	22,207
	22,328	28,812	36,643

	2021 $m	2020 $m	2019 $m
Directors’ remuneration
Base salaries, fees, annual performance payments and benefits	8.4	4.2	6.4

More detailed information on the remuneration including pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 115 and 123. In addition, amounts received or receivable under long-term incentive schemes are shown on page 115.